Document and Entity Information	Aug. 30, 2023
Cover [Abstract]
Entity Registrant Name	EVO Transportation & Energy Services, Inc.
Entity Central Index Key	0000728447
Amendment Flag	false
Document Type	8-K
Document Period End Date	Aug. 30, 2023
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Securities Act File Number	000-54218
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	37-1615850
Entity Address, Address Line One	2075 West Pinnacle Peak Rd
Entity Address, Address Line Two	Suite 130
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85027
City Area Code	877
Local Phone Number	973-9191
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false